Statement of Operations (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	13 Months Ended	22 Months Ended
	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2010	Sep. 30, 2011
General and Administrative Expenses
Accounting Fees	$ 0	$ 1,500	$ 0	$ 4,500	$ 0	$ 500	$ 500	$ 5,000
Audit & Tax Fees	0	2,531	25,322	12,681	25,322	29,322	29,322	42,003
Bank Fees	67	69	84	(52)	142	527	594	542
Consulting Fees	0	0	1,500	5,000	3,000	1,500	1,500	6,500
Filing and Transfer Agent Fees	0	0	4,222	7,528	4,222	6,091	6,091	13,619
License and Permit Fees	325	119	613	119	732	732	1,057	1,176
Legal Fees	767	5,413	11,772	14,156	15,423	24,375	25,142	39,298
Web domain Expense	20	0	0	10	0	0	20	30
Total General and Administrative Expenses	1,179	9,632	43,513	43,941	48,841	63,047	64,226	108,168
(Loss) before other expense	(1,179)	(9,632)	(43,513)	(43,941)	(48,841)	(63,047)	(64,226)	(108,168)
Other Expense
Amortization Expense		747	0	1,246	0			1,246
Interest Expense	0	1,798	391	5,068	391	3,009	3,009	8,077
Total Other Expense		2,545	391	6,314	391			9,323
Net (Loss) and Comprehensive (Loss) for the Period	(1,179)	(12,177)	(43,904)	(50,256)	(49,232)	(66,056)	(67,235)	(117,491)
Basic and Diluted Net (Loss) per Common Share	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average number of common shares outstanding - Basic and Diluted	16,000,000	24,000,100	18,000,100	22,791,309	17,399,337	17,545,283
Online Disruptive Technologies Inc. [Member]
General and Administrative Expenses
Bank Fees	97
License and Permit Fees	325
Legal Fees	2,741
Total General and Administrative Expenses	3,163
Other Expense
Net (Loss) and Comprehensive (Loss) for the Period	(3,163)
Basic and Diluted Net (Loss) per Common Share	$ (0.02)
Weighted average number of common shares outstanding - Basic and Diluted	133,433
Relationshipscoreboard.com Entertainment Inc. [Member]
General and Administrative Expenses
Bank Fees	67
License and Permit Fees	325
Legal Fees	767
Web domain Expense	20
Total General and Administrative Expenses	1,179
Other Expense
Net (Loss) and Comprehensive (Loss) for the Period	$ (1,179)
Basic and Diluted Net (Loss) per Common Share	$ 0.00
Weighted average number of common shares outstanding - Basic and Diluted	939,172